Summary of Long-term Investments (Parenthetical) (Detail) ¥ in Thousands, SGD in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2017 USD ($)		Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 USD ($)		Sep. 30, 2016 CNY (¥)	Apr. 30, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 04, 2016 USD ($)	Dec. 04, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Nov. 30, 2016 SGD	May 31, 2016 USD ($)	May 31, 2016 SGD	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)
Investment Holdings [Line Items]
Net investment loss		$ (153)			$ (91)
Unrealized holding gain in other comprehensive income		173
Mayi White-Collar Investment Management Co., Ltd. ("Mayi Investment Management")
Investment Holdings [Line Items]
Equity method investments																				$ 1,875	¥ 12,500
Percentage of ownership interest																				12.50%	12.50%
Net investment loss		153			91
Amdon Consulting Pte Ltd ("Amdon")
Investment Holdings [Line Items]
Cost method investments		$ 1,308	[1]		658	[1]										$ 654	SGD 900	$ 654	SGD 900
Equity ownership interest		15.00%									15.00%					6.82%	6.82%	8.18%	8.18%
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida")
Investment Holdings [Line Items]
Cost method investments		$ 32,089	[2]									$ 28,858	¥ 192,000
Equity ownership interest												40.00%	40.00%
Contingent consideration		1,580		¥ 10,500	3,231		¥ 21,500
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida") | Scenario, Forecast | Maximum
Investment Holdings [Line Items]
Equity ownership interest								60.00%
Hangzhou Wanting Technology Co., Ltd. ("Hangzhou Wanting")
Investment Holdings [Line Items]
Cost method investments		$ 4,986	[3]								¥ 33,200
Equity ownership interest		20.72%									20.72%
Hangzhou Wanting Technology Co., Ltd. ("Hangzhou Wanting") | Subsequent Event
Investment Holdings [Line Items]
Cost method investments									$ 2,405	¥ 16,000
Equity ownership interest									10.00%	10.00%
Beijing Piyingke Technology Co., Ltd ("Piyingke")
Investment Holdings [Line Items]
Available-for-sale securities investments		$ 2,548	[4]											$ 2,548	¥ 16,960
Investment ownership interest														19.50%	19.50%
Unrealized holding gain in other comprehensive income		0
Other Investments
Investment Holdings [Line Items]
Available-for-sale securities investments	[5]	1,749			$ 637
Unrealized holding gain in other comprehensive income		$ 173

[1]	In May 2016, the Group invested Singapore Dollar ("S$") 0.9 million (US$654) in preferred shares representing 8.18% interest in Amdon, a Singapore based e-learning solution provider. In November 2016, the Group invested S$0.9 million (US$654) for an additional 6.82% equity interest in Amdon. As a result, the Group held 15%, in aggregate, equity interest in Amdon. The Group applied the cost method to account for the investment due to the lack of ability to exercise significant influence.
[2]	In June 2017, the Group invested RMB192 million (US$28,858) in preferred shares representing 40% interest in Beijing Ruida, a leading provider of exam preparation services in China's National Judicial Examination. The investment was classified as a cost method investment as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences. The investment agreement between the Group and Beijing Ruida includes a call option and certain contingent considerations. Under the call option, the Group has the option to further increase its equity interest in Beijing Ruida up to 60% before April 2019 if certain pre-agreed conditions are met. In addition, the Group is also subject to certain contingent consideration to Beijing Ruida if certain pre-agreed conditions are met. With the assistance of an independent appraiser, the Company estimated the fair value of the call option and the contingent consideration payable to approximate RMB10.5 million (US$1,580) and RMB21.5 million (US$3,231), respectively. The call option is recorded as part of the investment. The Company recorded the contingent consideration payable at fair value in accrued expenses and other liabilities.
[3]	In January, August and September 2017, the Group invested an aggregated of RMB33.2 million (US$4,986) in exchange for preferred shares representing 20.72% equity interest in Hangzhou Wanting, a company listed on the New Third Board in China. Hangzhou Wanting offers comprehensive simulation-based learning platform to college students to master critical engineering and construction skills. The investment was classified as a cost method investment as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences. In December 2017, the Group further entered into a share transfer agreement with certain shareholders of Hangzhou Wanting, to purchase an additional 10% equity interest in Hangzhou Wanting at the consideration of RMB16.0 million (US$2,405).
[4]	On December 4, 2016, the Group invested RMB16.96 million (US$2,548) in exchange for a 19.5% equity interest of Piyingke Technology, an internet animation cloud engine technology provider. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities in nature due to the redemption option available to the investors and measured the investment subsequently at fair value. Unrealized holding gain of nil was reported in other comprehensive income for the year ended September 30, 2017.
[5]	As to the other investments, they represent several insignificant investments classified as available-for-sale investments as of September 30, 2016 and 2017. Unrealized holding gain of US$173 was reported in other comprehensive income for the year ended September 30, 2017.